SHORT-TERM BANK BORROWINGS (Details)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)
Amount	$ 21,394,761	¥ 137,855,000	$ 17,372,894	¥ 117,955,000
Agricultural Bank Loan One
Amount			$ 191,469	¥ 1,300,000
Interest			5.10%	5.10%
Agricultural Bank Loan Two
Amount			$ 441,852	¥ 3,000,000
Interest			2.85%	2.85%
Agricultural Bank Loan Three
Amount			$ 846,883	¥ 5,750,000
Interest			5.10%	5.10%
Agricultural Bank Loan Four
Amount			$ 883,704	¥ 6,000,000
Interest			5.10%	5.10%
Agricultural Bank Loan Five
Amount			$ 911,688	¥ 6,190,000
Interest			5.66%	5.66%
Agricultural Bank Loan Six
Amount			$ 1,116,413	¥ 7,580,000
Interest			5.10%	5.10%
Agricultural Bank Loan Seven
Amount			$ 1,178,273	¥ 8,000,000
Interest			5.66%	5.66%
Agricultural Bank Loan Eight
Amount			$ 1,281,372	¥ 8,700,000
Interest			5.70%	5.70%
Bank of China Loan One
Amount	$ 876,866	¥ 5,650,000	$ 625,957	¥ 4,250,000
Interest	5.27%	5.27%	5.27%	5.27%
Bank of China Loan Two
Amount	$ 659,590	¥ 4,250,000	$ 846,883	¥ 5,750,000
Interest	5.27%	5.27%	5.27%	5.27%
China Merchants Bank Loan One
Amount	$ 1,086,383	¥ 7,000,000	$ 2,430,187	¥ 16,500,000
Interest	4.55%	4.55%	4.55%	4.55%
China Merchants Bank Loan Two
Amount	$ 775,988	¥ 5,000,000
Interest	4.55%	4.55%
China Merchants Bank Loan Three
Amount	$ 620,790	¥ 4,000,000
Interest	4.55%	4.55%
Industrial Bank Loan One
Amount	$ 931,185	¥ 6,000,000	$ 147,284	¥ 1,000,000
Interest	5.22%	5.22%	5.50%	5.50%
Industrial Bank Loan Two
Amount	$ 1,086,383	¥ 7,000,000	$ 279,840	¥ 1,900,000
Interest	5.22%	5.22%	5.22%	5.22%
Industrial Bank Loan Three
Amount			$ 441,852	¥ 3,000,000
Interest			6.00%	6.00%
Industrial Bank Loan Four
Amount			$ 736,420	¥ 5,000,000
Interest			6.00%	6.00%
Industrial Bank Loan Five
Amount			$ 736,420	¥ 5,000,000
Interest			6.00%	6.00%
China Minsheng Bank Loan One
Amount	$ 6,983,890	¥ 45,000,000	$ 412,395	¥ 2,800,000
Interest	4.50%	4.50%	5.80%	5.80%
China Minsheng Bank Loan Two
Amount	$ 1,396,778	¥ 9,000,000	$ 441,852	¥ 3,000,000
Interest	4.50%	4.50%	5.80%	5.80%
China Minsheng Bank Loan Three
Amount	$ 465,593	¥ 3,000,000
Interest	4.50%	4.50%
China Minsheng Bank Loan Four
Amount	$ 620,790	¥ 4,000,000
Interest	4.50%	4.50%
China Minsheng Bank Loan Five
Amount	$ 775,988	¥ 5,000,000
Interest	3.50%	3.50%
China Minsheng Bank Loan Six
Amount	$ 775,988	¥ 5,000,000
Interest	3.50%	3.50%
China Minsheng Bank Loan Seven
Amount	$ 775,988	¥ 5,000,000
Interest	3.50%	3.50%
CZBANK Loan One
Amount	$ 152,094	¥ 980,000	$ 81,006	¥ 550,000
Interest	5.50%	5.50%	6.00%	6.00%
CZBANK Loan Two
Amount	$ 155,198	¥ 1,000,000	$ 162,749	¥ 1,105,000
Interest	5.60%	5.60%	6.00%	6.00%
CZBANK Loan Three
Amount	$ 713,909	¥ 4,600,000	$ 232,709	¥ 1,580,000
Interest	5.50%	5.50%	6.00%	6.00%
CZBANK Loan Four
Amount	$ 332,123	¥ 2,140,000	$ 315,188	¥ 2,140,000
Interest	5.50%	5.50%	6.00%	6.00%
CZBANK Loan Five
Amount	$ 304,187	¥ 1,960,000	$ 437,434	¥ 2,970,000
Interest	5.80%	5.80%	6.00%	6.00%
CZBANK Loan Six
Amount	$ 197,877	¥ 1,275,000	$ 678,980	¥ 4,610,000
Interest	5.80%	5.80%	6.00%	6.00%
CZBANK Loan Seven
Amount	$ 310,395	¥ 2,000,000	$ 291,622	¥ 1,980,000
Interest	5.50%	5.50%	6.00%	6.00%
CZBANK Loan Eight
Amount	$ 310,395	¥ 2,000,000
Interest	6.00%	6.00%
Bank of Communications Loan One
Amount			$ 486,037	¥ 3,300,000
Interest			6.15%	6.15%
Bank of Communications Loan Two
Amount	$ 1,086,383	¥ 7,000,000	$ 736,425	¥ 5,000,000
Interest	4.65%	4.65%	6.15%	6.15%